Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 18, 2025
Entity Registrant Name	dei_EntityRegistrantName	Roundhill ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001976517
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2025
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Roundhill NVDA WeeklyPay ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Roundhill ETF Trust
(the “Trust”)

Roundhill NVDA WeeklyPayTM ETF

Roundhill TSLA WeeklyPayTM ETF

(each, a “Fund” and collectively, the “Funds”)

May 23, 2025

Supplement To Each Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information

Effective June 2, 2025, each Fund’s ticker symbol will change, as indicated below:

Fund Name	Current Ticker Symbol (Cboe BZX) (through May 30, 2025)	New Ticker Symbol (Cboe BZX) (effective June 2, 2025)
Roundhill NVDA WeeklyPayTM ETF	NVW	NVDW
Roundhill TSLA WeeklyPayTM ETF	TSW	TSLW

Roundhill TSLA WeeklyPay ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Roundhill ETF Trust
(the “Trust”)

Roundhill NVDA WeeklyPayTM ETF

Roundhill TSLA WeeklyPayTM ETF

(each, a “Fund” and collectively, the “Funds”)

May 23, 2025

Supplement To Each Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information

Effective June 2, 2025, each Fund’s ticker symbol will change, as indicated below:

Fund Name	Current Ticker Symbol (Cboe BZX) (through May 30, 2025)	New Ticker Symbol (Cboe BZX) (effective June 2, 2025)
Roundhill NVDA WeeklyPayTM ETF	NVW	NVDW
Roundhill TSLA WeeklyPayTM ETF	TSW	TSLW